INCOME TAXES - Summary of Significant Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses	$ 35,506	$ 42,043
Tax credits	9,747	9,327
Intangibles	136	160
Capitalized R&D	25,871	14,706
Stock compensation	1,424	1,385
Lease liabilities	1,112	275
Deferred revenue	5,951	5,620
Accrued indirect tax liabilities	4,114	2,617
Other	725	1,018
Total deferred tax assets	84,586	77,151
Less valuation allowance	(83,086)	(76,713)
Deferred tax assets, net of valuation allowance	1,500	438
Deferred tax liabilities:
Prepaid expenses	(214)	(189)
Capitalized inventory costs	(244)	0
Right-of-use assets	(1,042)	(249)
Total deferred tax liabilities	(1,500)	(438)
Net deferred tax assets	$ 0	$ 0